INCOME TAX - Deferred taxes by type of temporary difference - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [line items]
Deferred tax (liability) asset	$ (4,592,028)	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)
Deferred tax liabilities [member]
Disclosure of income tax [line items]
Deferred tax (liability) asset	(12,158,074)	(11,515,991)	(10,908,549)	(10,880,671)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of income tax [line items]
Deferred tax (liability) asset	(782,801)	$ (268,208)	$ (226,618)	$ (234,385)
Deferred tax liabilities [member] | Property, plant and equipment [member] | Promigas S.A. and Subsidiaries
Disclosure of income tax [line items]
Deferred tax (liability) asset	$ 358,769